STOCKHOLDERS' EQUITY - Liquidation (Details Textuals 3) (USD $)	Sep. 30, 2012
Series A Preferred Stock
Liquidation Dissolution Or Winding Up [Line Items]
Liquidation Price Per Share	$ 4.00
Series B Preferred Stock
Liquidation Dissolution Or Winding Up [Line Items]
Liquidation Price Per Share	$ 3.20
Series C Preferred Stock
Liquidation Dissolution Or Winding Up [Line Items]
Liquidation Price Per Share	$ 6.40